BUSINESS AND LIQUIDITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BUSINESS AND BASIS OF PREPARATION
BUSINESS AND LIQUIDITY

1.    BUSINESS AND BASIS OF PREPARATION

SmartKem Inc. (“SmartKem” or the “Company”) a Delaware corporation, formerly known as Parasol Investments Corporation (“Parasol”), was formed on May 13, 2020 and is the successor, as discussed below, of SmartKem Limited, which was formed under the Laws of England and Wales. The Company was founded as a “shell” company registered under the Exchange Act, with no specific business plan or purpose until it began operating the business of SmartKem Limited following the closing of the Exchange described below.

SmartKem is seeking to reshape the world of electronics with a revolutionary semiconductor platform that enables a new generation of displays, sensors and logic. SmartKem’s patented TRUFLEX® inks are solution deposited at a low temperature, on low-cost substrates to make organic thin-film transistor (OTFT) circuits. The company’s semiconductor platform can be used in a number of applications including mini-LED displays, AMOLED displays, fingerprint sensors and logic circuits. SmartKem develops its materials at its research and development facility in Manchester, UK and its semiconductor manufacturing process at the Centre of Process Innovation (CPI) in Sedgefield, UK. The company has an extensive IP portfolio including approximately 120 issued patents.

Restatement of previously filed financial statements

The Company has determined that it made an error in the presentation and accounting of its consolidated statement of cash flows in the Company’s annual and interim consolidated financial statements during 2021 and 2022. The management of the company has assessed its accounting policies as well as the presentation and accounting for the gain and loss on foreign currency  and has concluded that it was necessary to restate its previously issued financial statements for the correction of this error related to incorrect classification of gain and loss on foreign currency in effect of exchange rate changes on cash instead of including such non-cash unrealized gains and losses in cash flows from operating activities. The effect of this error was to overstate net cash used in operating activities and effect of exchange rate changes on cash by $412 thousand for the six months ended June 30, 2021, respectively. The errors and the required restatement had no effect on the Company’s cash flows from investing activities, financing activities, net changes in cash or cash and cash equivalents as of June 30, 2021 and had no impact on the Company’s consolidated balance sheet, statements of operations and comprehensive loss and statements of stockholders’ equity as of and for the three- and six-month periods ended June 30, 2021. The changes are presented below (in thousands):

For the Six
Months Ended
June 30, 2021
Net cash used in operating activities as previously reported	$(6,441)
Adjustment for (Loss)/Gain on foreign currency transactions	412
Net cash used in operating activities as restated	$(6,029)

Effect of exchange rate changes on cash as previously reported	$25
Adjustment for (Gain)/Loss on foreign currency transactions	(412)
Effect of exchange rate changes on cash as restated	$(387)

Basis for Presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim reporting and are presented in thousands, except number of shares and per share data. Accordingly, certain notes or other information that are normally required by U.S. GAAP have been omitted if they substantially duplicate the disclosures contained in the Company’s annual audited consolidated financial statements. Accordingly, the unaudited interim condensed consolidated financial statements should be read in connection with the Company’s audited financial statements and related notes as of and for the year ended December 31, 2021. The accompanying interim condensed consolidated financial statements are unaudited; however, in the opinion of management, they include all normal and recurring adjustments necessary for a fair presentation of the Company’s unaudited interim condensed consolidated financial statements for the periods presented. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Comprehensive loss of all periods presented is comprised primarily of net loss and foreign currency translation adjustments.

Going Concern

The accompanying unaudited interim condensed consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business.

Since inception, we have incurred recurring losses including net losses of $3.7 million and $6.5 million for the three and six months ended June 30, 2022, respectively. As of June 30, 2022 we had an accumulated deficit of $81.5 million. The Company’s cash as of June 30, 2022 was $7.8 million. We anticipate operating losses to continue for the foreseeable future due to, among other things, costs related to research funding, further development of our technology and products and expenses related to the commercialization of our products.

Management believes that the Company’s existing cash as of June 30, 2022 will be sufficient to fund the operations of the Company through to April 2023 and that the Company will require additional capital to continue its operations and research and development activity thereafter.

There can be no assurance, however, that such financing will be available when needed, if at all, or on acceptable terms and conditions. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market demand for the Company’s products, the quality of product development efforts, management of working capital, and the continuation of normal payment terms and conditions for purchase of services.

In order to address its capital needs, including its planned research and development activities and other expenditures, the Company is assessing options for financing our working capital requirements through a combination of equity offerings, debt financings, collaborations, strategic alliances and marketing, distribution or licensing arrangements. Adequate financing opportunities might not be available to the Company, when and if needed, on acceptable terms or at all.

If the Company is unable to obtain additional financing in sufficient amounts or on acceptable terms, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs and product portfolio expansion, which could adversely affect its operating results or business prospects. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. After considering the uncertainties, management consider it is appropriate to continue to adopt the going concern basis in preparing the consolidated financial statements. The accompanying unaudited interim condensed consolidated financial statements do not include any adjustments that might be necessary should we be unable to continue as a going concern.

Reverse Recapitalization

On February 23, 2021 Parasol entered into a Securities Exchange Agreement (“the Exchange Agreement”), with SmartKem Limited. Pursuant to the Exchange Agreement all of the equity interests in SmartKem Limited, except certain deferred shares which had no economic or voting rights (the “Deferred Shares”) and which were purchased by Parasol for an aggregate purchase price of $1.40, were exchanged for shares of Parasol common stock, par value $0.0001 per share (“common stock”), and SmartKem Limited became a wholly owned subsidiary of Parasol (the “Exchange”).

As a result of the Exchange, Parasol acquired the business of SmartKem Limited, and continues as the existing business operations of SmartKem Limited as a public reporting company under the name SmartKem, Inc.

Under ASC 805, Business Combinations, SmartKem Limited was deemed the accounting acquirer based on the following predominate factors: Parasol was created as a “shell” company to effect a business combination and had no operations, the former shareholders of SmartKem Limited own more than a majority of the outstanding voting stock of the Company, the Company’s board of directors and management consists of the former board of directors and management of SmartKem Limited, SmartKem Limited was the largest entity by assets at the time of the Exchange, and the principal operating location of the Company is SmartKem Limited’s premises which are located in Manchester, United Kingdom.

The Exchange was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Under this method of accounting, Parasol was treated as the “acquired” company for financial reporting purposes.

Accordingly, for accounting purposes, the Exchange was treated as the equivalent of SmartKem Limited issuing stock for the net assets of Parasol, accompanied by a recapitalization. The net assets of Parasol are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Exchange are those of SmartKem Limited. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Exchange, have been retroactively restated as shares reflecting the exchange ratios established in the Exchange.

At the closing of the Exchange (the “Closing”), each SmartKem Limited ordinary share issued and outstanding immediately prior to the Closing (other than the Deferred Shares) was exchanged for 0.0111907 of a share of the Company’s common stock and each SmartKem Limited A ordinary share issued and outstanding immediately prior to the Closing was exchanged for 0.0676668 of a share of the Company’s common stock, with the maximum number of shares of our common stock issuable to the former holders of SmartKem Limited’s ordinary shares and A ordinary shares equal to 12,725,000. This includes enterprise management incentive options to purchase 124,497,910 SmartKem Limited ordinary shares (the “SmartKem Limited EMI Options”) issued and outstanding immediately prior to the Closing that were accelerated and exercised by the holders thereof for a like number of ordinary shares and exchanged for shares of the Company’s common stock pursuant to the Exchange. In aggregate 1,127,720,477 SmartKem Limited shares were exchanged for 12,725,000 of the Company’s common stock, an average exchange ratio of 0.011283825. Immediately prior to the Closing, an aggregate of 2,500,000 shares of the Company’s common stock owned by the stockholders of Parasol prior to the Exchange were forfeited and cancelled (the “Stock Forfeiture”).

The consolidated entity presented is referred to herein as “SmartKem”, “we”, “us”, “our”, or the “Company”, as the context requires and unless otherwise noted.

1.    BUSINESS AND LIQUIDITY

Restatement of previously issued financial statements

The Company has determined that it made an error in the presentation and accounting of its consolidated statement of cash flows in the Company’s annual and interim consolidated financial statements during 2021 and 2022. The management of the company has assessed its accounting policies as well as the presentation and accounting for the gain and loss on foreign currency and has concluded that it was necessary to restate its previously issued financial statements for the correction of this error related to incorrect classification of gain and loss on foreign currency in effect of exchange rate changes on cash instead of including such non-cash unrealized gains and losses in cash flows from operating activities. The effect of this error was to overstate net cash used in operating activities and effect of exchange rate changes on cash by $808 thousand for the year ended December 31, 2021. The errors and the required restatement had no effect on the Company’s cash flows from investing activities, financing activities, net changes in cash or cash and cash equivalents as of December 31, 2021 and had no impact on the Company’s consolidated balance sheet, the Company’s consolidated statements of operations and comprehensive loss and stockholders’ equity as of and for year ended December 31, 2021. The changes are presented below (in thousands):

For the year ended
December 31,
2021
Net cash used in operating activities as previously reported	$(10,536)
Adjustment for Loss/(Gain) on foreign currency transactions	808
Net cash used in operating activities as restated	$(9,728)

Effect of exchange rate changes on cash as previously reported	$135
Adjustment for (Gain)/Loss on foreign currency transactions	(808)
Effect of exchange rate changes on cash as restated	$(673)

Organization & Reverse Recapitalization

SmartKem Inc. (“SmartKem” or the “Company”) a Delaware corporation, formerly known as Parasol Investments Corporation (“Parasol”), was formed on May 13, 2020 and is the successor, as discussed below, of SmartKem Limited, which was formed under the Laws of England and Wales. The Company was founded as a “shell” company registered under the Exchange Act, with no specific business plan or purpose until it began operating the business of SmartKem Limited following the closing of the Exchange described below.

On February 23, 2021 Parasol entered into a Securities Exchange Agreement (“the Exchange Agreement”), with SmartKem Limited. Pursuant to the Exchange Agreement all of the equity interests in SmartKem Limited, except certain deferred shares which had no economic or voting rights (the “Deferred Shares”) and which were purchased by Parasol for an aggregate purchase price of $1.40, were exchanged for shares of Parasol common stock, par value $0.0001 per share (“common stock”), and SmartKem Limited became a wholly owned subsidiary of Parasol (the “Exchange”).

As a result of the Exchange, Parasol legally acquired the business of SmartKem Limited, and continues as the existing business operations of SmartKem Limited as a public reporting company under the name SmartKem, Inc.

Under ASC 805, Business Combinations, SmartKem Limited was deemed the accounting acquirer based on the following predominate factors: Parasol was created as a “shell” company to effect a business combination and had no operations, the former shareholders of SmartKem Limited own more than a majority of the outstanding voting stock of the Company, the Company’s board of directors and management consists of the former board of directors and management of SmartKem Limited, SmartKem Limited was the largest entity by assets at the time of the Exchange, and the principal operating location of the Company is SmartKem Limited’s premises which are located in Manchester, United Kingdom.

The Exchange was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Under this method of accounting, Parasol was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Exchange was treated as the equivalent of SmartKem Limited issuing stock for the net assets of Parasol, accompanied by a recapitalization. The net assets of Parasol are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Exchange are those of SmartKem Limited. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Exchange, have been retroactively restated as shares reflecting the exchange ratios established in the Exchange.

At the closing of the Exchange (the “Closing”), each SmartKem Limited ordinary share issued and outstanding immediately prior to the Closing (other than the Deferred Shares) was exchanged for 0.0111907 of a share of the Company’s common stock and each SmartKem Limited A ordinary share issued and outstanding immediately prior to the Closing was exchanged for 0.0676668 of a share of the Company’s common stock, with the maximum number of shares of our common stock issuable to the former holders of SmartKem Limited’s ordinary shares and A ordinary shares equal to 12,725,000. This includes enterprise management incentive options to purchase 124,497,910 SmartKem Limited ordinary shares (the “SmartKem Limited EMI Options”) issued and outstanding immediately prior to the Closing that were accelerated and exercised by the holders thereof for a like number of ordinary shares and exchanged for shares of the Company’s common stock pursuant to the Exchange. In aggregate 1,127,720,477 SmartKem Ltd shares were exchanged for 12,725,000 of the Company’s common stock, an average exchange ratio of 0.011283825. Immediately prior to the Closing, an aggregate of 2,500,000 shares of the Company’s common stock owned by the stockholders of Parasol prior to the Exchange were forfeited and cancelled (the “Stock Forfeiture”).

Business

SmartKem, Inc. is seeking to reshape the world of electronics with a revolutionary semiconductor platform that enables a new generation of displays, sensors and logic. SmartKem’s patented TRUFLEX® inks are solution deposited at a low temperature, on low-cost substrates to make organic thin-film transistor (OTFT) circuits. The company’s semiconductor platform can be used in a number of applications including mini-LED displays, AMOLED displays, fingerprint sensors and logic circuits. SmartKem develops its materials at its research and development facility in Manchester, UK and its semiconductor manufacturing process at the Centre of Process Innovation (CPI) in Sedgefield, UK. The company has an extensive IP portfolio including approximately 120 issued patents.

COVID-19 Pandemic

In March 2020, the World Health Organization declared the outbreak of COVID-19 as a global pandemic (the “Pandemic”). The Pandemic has had a widespread and detrimental effect on the global economy and has adversely impacted the Company’s business and results of operations. The Company has experienced travel bans, states of emergency, quarantines, lockdowns, “shelter in place” orders, business restrictions and shutdowns in the countries where it operates. The Company’s containment measures have impacted its day-to-day operations and disrupted its business. Because the severity, magnitude and duration of the Pandemic and its economic consequences are highly uncertain, rapidly changing and difficult to predict, the ultimate impact of the Pandemic on the Company’s business, financial condition and results of operations is currently unknown. The additional costs incurred by the Company related to COVID-19 for the year ended December 31, 2021 were deemed to be immaterial to the consolidated financial statements. The Company anticipates there may be additional costs relating to the Pandemic incurred in the upcoming months that will be attributable to fiscal year 2022 and thereafter. These costs are not expected to be material.

The consolidated entity presented is referred to herein as “SmartKem”, “we”, “us”, “our”, or the “Company”, as the context requires and unless otherwise noted.